Revenues	12 Months Ended
Jun. 30, 2018
Revenues
Revenues
19.	Revenues

a)	Operating sales

	2018	2017	2016

Sales of grains	99,875	71,272	62,878
Sales of sugarcane	142,037	75,986	85,916
Revenue from cattle raising	4,115
Lease	6,592	2,820	2,260
Other revenues	132	2,227	4,347
Gross operating revenue	252,751	152,305	155,401

Sales deductions
Taxes on sales	(8,473)	(5,394)	(8,273)

Net revenue	244,278	146,911	147,128

b)	Sale of farms

	Araucária V	At June 30, 2018	Jatobá I	Cremaq	Araucária III	Araucária IV	At June 30, 2017
Gross revenue from sale of farm (a)	52,406	52,406	8,419	4	9,866	13,731	36,016
Sales taxes	(1,913)	(1,913)	(307)	(146)	(360)	(501)	(1,314)
Cost of sale of farm	(10,676)	(10,676)	(1,102)	—	(3)	(3,884)	(7,986)
Gain from sale of farm	39,817	39,817	7,010	3,854	6,506	9,346	26,716